OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payables and Accrued Expenses
Other accounts payables and accrued expenses consisted of the following at December 31, 2025 and 2024, respectively:

	December 31, 2025	December 31, 2024
Employees and payroll accruals	$4,125	$5,821
Professional fees	386	128
Non recurring engineering	585	417
Government authorities	70	261
Other payables	2,171	1,339
Total	$7,337	$7,966